Stock-Based Compensation - Additional Information (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Jan. 31, 2024	Jan. 25, 2024	Dec. 31, 2022	May 10, 2022
Stock Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	153,037,164	153,037,164
Share Based Compensation Arrangement By Share Based Payment Award Additions To Shares Authorized		30,710,552
Stock Options Voting Rights		10.00%
Exercise Price Percentage Of Fair Value For Owners		110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 1.8	$ 0.9	$ 0.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	2.3	2.1	$ 1.7
Share Based Compensation Arrangement By Share Based Payment Award Unrecognized Compensation Expense	$ 2.3	$ 3.3		$ 0.7			$ 1.0
Share Based Compensation Arrangement By Share Based Payment Award Unrecognized Compensation Expense Weighted Average Period	2 years 8 months 12 days	3 years	1 month 6 days
Morton Acquisition [Member]
Stock Based Compensation [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage					100.00%	100.00%		100.00%
Stock Incentive Plan [Member]
Stock Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			122,326,612